CREDIT QUALITY INDICATORS (Tables)	12 Months Ended
Dec. 31, 2015
Credit Quality Indicators [Abstract]
Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables present the risk category of loans by class of loans based on the most recent analysis performed at December 31, 2015 and 2014.

Commercial Credit Exposure (In thousands)
Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
Credit	Operating		Agricultural		1-4 Family		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$33,221	$32,933	$43,461	$45,863	$46,453	$39,683	$115,517	$101,222	$238,652	$219,701
6	0	0	0	0	0	0	0	0	0	0
7	662	956	898	159	124	793	2,580	3,899	4,264	5,807
8	0	0	0	0	0	0	0	0	0	0
Total	$33,883	$33,889	$44,359	$46,022	$46,577	$40,476	$118,097	$105,121	$242,916	$225,508

Real Estate Credit Exposure (In thousands)
Credit risk by credit worthiness category

	Real Estate		Real Estate
Credit	Construction		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$5,583	$4,214	$18,345	$17,951	$23,928	$22,165
6	0	0	0	0	0	0
7	0	0	16	18	16	18
8	0	0	0	0	0	0
Total	$5,583	$4,214	$18,361	$17,969	$23,944	$22,183

Consumer Credit Exposure (In thousands)
Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
Credit	Equity		Auto		Other		Total
Grade	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Pass	$17,956	$17,987	$4,637	$4,650	$7,361	$8,616	$29,954	$31,253
6	0	0	0	0	0	0	0	0
7	94	199	4	0	21	8	119	207
8	0	0	0	0	0	0	0	0
Total	$18,050	$18,186	$4,641	$4,650	$7,382	$8,624	$30,073	$31,460